UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EMERGING MARKETS FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

48054-1013                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
August 31, 2013 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             EQUITY SECURITIES (94.8%)

             COMMON STOCKS (89.8%)

             CONSUMER DISCRETIONARY (13.9%)
             ------------------------------
             ADVERTISING (0.2%)
    92,100   Cheil Worldwide, Inc.*(a)                                       $    1,964
                                                                             ----------
             APPAREL RETAIL (0.7%)
   183,300   Cia Hering                                                           2,451
   121,245   Mr. Price Group Ltd.(a)                                              1,478
   453,156   Truworths International Ltd.(a)                                      3,615
                                                                             ----------
                                                                                  7,544
                                                                             ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
16,146,000   Bosideng International Holdings Ltd.(a)                              3,296
   397,000   Makalot Industrial Co. Ltd.(a)                                       2,137
                                                                             ----------
                                                                                  5,433
                                                                             ----------
             AUTO PARTS & EQUIPMENT (1.8%)
    60,966   Hyundai Mobis Co. Ltd.(a)                                           15,245
 1,252,000   Minth Group Ltd.(a)                                                  2,219
 3,318,600   Somboon Advance Technology(a)                                        1,566
                                                                             ----------
                                                                                 19,030
                                                                             ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
     2,800   Hyundai Motor Co. Ltd.(a)                                              624
    35,050   KIA Motors Corp.(a)                                                  2,110
                                                                             ----------
                                                                                  2,734
                                                                             ----------
             AUTOMOTIVE RETAIL (0.1%)
 3,456,500   PT Indomobil Sukses Internasional Tbk(a)                             1,535
                                                                             ----------
             BROADCASTING (0.9%)
   298,100   Grupo Televisa S.A. de C.V. ADR                                      7,497
   345,270   Grupo Televisa S.A.B.                                                1,732
                                                                             ----------
                                                                                  9,229
                                                                             ----------
             CABLE & SATELLITE (0.2%)
    61,810   KT Skylife Co. Ltd.(a)                                               1,830
                                                                             ----------
             CASINOS & GAMING (2.4%)
 1,913,200   Genting Malaysia Berhad(a)                                           2,446
    95,507   Paradise Co. Ltd.(a)                                                 1,899
 2,251,900   Sands China Ltd.(a)                                                 12,880
 2,546,800   Wynn Macau Ltd.(a)                                                   7,713
                                                                             ----------
                                                                                 24,938
                                                                             ----------
             DEPARTMENT STORES (0.3%)
 1,528,500   PT Matahari Department Store Tbk*(a)                                 1,735
 1,016,200   Robinson Department Store PCL(a)                                     1,448
                                                                             ----------
                                                                                  3,183
                                                                             ----------

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1  | USAA Emerging Markets Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             DISTRIBUTORS (0.2%)
 2,911,600   Singer Thailand PCL NVDR(a)                                     $    1,806
 1,601,000   Xinhua Winshare Publishing and Media Co. Ltd. "H"(a)                   803
                                                                             ----------
                                                                                  2,609
                                                                             ----------
             EDUCATION SERVICES (1.3%)
    83,637   Abril Educacao S.A.                                                  1,157
 1,674,100   Estacio Participacoes S.A.                                          12,321
                                                                             ----------
                                                                                 13,478
                                                                             ----------
             FOOTWEAR (0.6%)
    94,000   Arezzo Industria e Comercio S.A.                                     1,308
 8,146,000   Daphne International Holdings Ltd.(a)                                5,163
                                                                             ----------
                                                                                  6,471
                                                                             ----------
             HOME FURNISHINGS (0.3%)
    80,120   Hanssem Co. Ltd.(a)                                                  2,677
                                                                             ----------
             HOME IMPROVEMENT RETAIL (0.2%)
28,217,500   ACE Hardware Indonesia(a)                                            1,836
                                                                             ----------
             HOMEBUILDING (0.9%)
 1,224,300   Cyrela Brazil Realty S.A. Empreendimentos e Participacoes            8,066
 2,071,586   Desarrolladora Homex S.A. de C.V.*                                     774
 6,312,677   URBI, Desarrollos Urbanos, S.A. de C.V.*(a)                            624
   371,300   Viver Incorporadora e Construtora S.A.*                                 26
                                                                             ----------
                                                                                  9,490
                                                                             ----------
             HOUSEHOLD APPLIANCES (1.0%)
 1,196,000   Haier Electronics Group Co. Ltd.(a)                                  2,091
 3,568,000   Techtronic Industries Co.(a)                                         8,681
                                                                             ----------
                                                                                 10,772
                                                                             ----------
             INTERNET RETAIL (0.1%)
    10,893   NHN Entertainment Corp.                                              1,065
                                                                             ----------
             LEISURE PRODUCTS (0.6%)
 3,700,000   Goodbaby International Holdings Ltd.(a)                              1,709
   455,000   Merida Industry Co. Ltd.(a)                                          2,967
   145,113   Samchuly Bicycle Co. Ltd.(a)                                         1,751
                                                                             ----------
                                                                                  6,427
                                                                             ----------
             RESTAURANTS (0.3%)
   656,600   Alsea S.A.B. de C.V.                                                 1,671
   145,500   International Meal Co. Holdings S.A.*                                  994
                                                                             ----------
                                                                                  2,665
                                                                             ----------
             SPECIALIZED CONSUMER SERVICES (0.2%)
   702,000   Lung Yen Life Service Corp.(a)                                       2,091
                                                                             ----------
             SPECIALTY STORES (0.1%)
    38,950   Folli Follie S.A.*(a)                                                  875
                                                                             ----------
             TEXTILES (0.7%)
   314,160   Eclat Textile Co. Ltd.(a)                                            2,792
   740,000   Shenzhou International Group(a)                                      2,397
 3,006,500   Weiqiao Textile Co. Ltd. "H"(a)                                      1,699
                                                                             ----------
                                                                                  6,888
                                                                             ----------
             Total Consumer Discretionary                                       144,764
                                                                             ----------
             CONSUMER STAPLES (5.9%)
             -----------------------
             FOOD RETAIL (0.2%)
    55,440   GS Retail Co. Ltd.(a)                                                1,546
                                                                             ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (1.0%)
 3,537,100   Kimberly-Clark de Mexico S.A. de C.V. "A"                       $   10,073
                                                                             ----------
             PACKAGED FOODS & MEAT (2.1%)
   252,590   Adecoagro S.A.*                                                      1,627
   342,500   Biostime International Holdings Ltd.(a)                              2,049
   627,999   Illovo Sugar Ltd.(a)                                                 2,016
     1,527   Lotte Confectionery Co. Ltd.(a)                                      2,080
   673,900   Marfrig Alimentos S.A.*                                              1,728
    16,000   People's Food Holdings Ltd.(a)                                          12
   625,500   PT Mayora Indah Tbk(a)                                               1,714
 1,018,600   Thai Union Frozen Products PCL(a)                                    1,387
   273,409   Tiger Brands Ltd.(a)                                                 7,514
   693,050   Universal Robina Corp.(a)                                            1,854
                                                                             ----------
                                                                                 21,981
                                                                             ----------
             PERSONAL PRODUCTS (1.0%)
   290,500   Natura Cosmeticos S.A.                                               5,451
   187,392   Oriflame Cosmetics S.A. Swedish Depository Receipts(a)               5,480
                                                                             ----------
                                                                                 10,931
                                                                             ----------
             SOFT DRINKS (0.1%)
     1,152   Lotte Chilsung Beverage Co. Ltd.(a)                                  1,445
                                                                             ----------
             TOBACCO (1.5%)
   121,960   Eastern Tobacco(a)                                                   1,606
   131,074   KT&G Corp.(a)                                                        8,544
   559,800   Souza Cruz S.A.                                                      5,866
                                                                             ----------
                                                                                 16,016
                                                                             ----------
             Total Consumer Staples                                              61,992
                                                                             ----------
             ENERGY (9.7%)
             -------------
             INTEGRATED OIL & GAS (2.9%)
   981,383   Gazprom OAO ADR(a)                                                   7,701
   581,450   Gazprom OAO ADR                                                      4,538
   193,770   Lukoil OAO ADR                                                      11,173
   418,700   YPF S.A. ADR                                                         7,068
                                                                             ----------
                                                                                 30,480
                                                                             ----------
             OIL & GAS DRILLING (0.9%)
   248,158   Eurasia Drilling Co. Ltd. GDR(a)                                     9,554
                                                                             ----------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
 2,542,000   Anton Oilfield Services Group(a)                                     1,609
 1,262,600   Dayang Enterprise Holdings Berhad(a)                                 1,714
   725,287   TMK OAO GDR(a)                                                       9,337
                                                                             ----------
                                                                                 12,660
                                                                             ----------
             OIL & GAS EXPLORATION & PRODUCTION (4.7%)
 4,896,000   CNOOC Ltd.(a)                                                        9,797
   126,203   NovaTek OAO GDR(a)                                                  15,100
 1,272,200   Pacific Rubiales Energy Corp.                                       24,072
                                                                             ----------
                                                                                 48,969
                                                                             ----------
             Total Energy                                                       101,663
                                                                             ----------
             FINANCIALS (21.8%)
             ------------------
             DIVERSIFIED BANKS (18.9%)
28,623,000   Agricultural Bank of China Ltd. "H"(a)                              12,234
 1,378,800   Alliance Financial Group Berhad(a)                                   2,117
   209,881   Axis Bank Ltd. GDR(a)                                                2,586
   124,630   Banco Bradesco S.A.                                                  1,651
   547,580   Banco Bradesco S.A. ADR                                              6,363
 1,326,200   Banco do Brasil S.A.                                                12,812

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3  | USAA Emerging Markets Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   138,070   Banco Latinoamericano de Exportaciones S.A. "E"                 $    3,325
   418,720   Banco Santander Brasil S.A. ADR                                      2,416
   159,200   Bancolombia S.A. ADR                                                 8,767
 1,334,800   BIMB Holdings Berhad(a)                                              1,752
19,917,000   China Construction Bank Corp. "H"(a)                                14,548
 1,111,080   Commercial International Bank GDR(a)                                 5,273
    27,000   Credicorp Ltd.                                                       3,273
 3,019,600   East West Banking Corp.*(a)                                          1,687
   171,300   Erste Group Bank AG(a)                                               5,486
 1,177,900   Grupo Financiero Banorte S.A. "O"                                    7,253
    82,490   Hana Financial Group, Inc.(a)                                        2,591
   375,700   ICICI Bank Ltd. ADR                                                  9,776
    85,500   KB Financial Group, Inc.(a)                                          2,733
   428,908   OTP Bank plc(a)                                                      7,972
10,400,000   PT Bank Mandiri (Persero) Tbk(a)                                     6,745
16,541,500   PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk(a)              1,181
14,704,500   PT Bank Rakyat Indonesia (Persero) Tbk(a)                            8,838
 8,098,171   Sberbank of Russia(a)                                               21,693
   233,390   Sberbank of Russia ADR                                               2,455
   382,130   Shinhan Financial Group Co. Ltd.(a)                                 14,026
 1,303,858   Standard Bank Group Ltd.(a)                                         14,521
   751,810   Turkiye Garanti Bankasi A.S.(a)                                      2,581
 3,355,099   Turkiye Is Bankasi "C"(a)                                            7,820
 1,251,200   Turkiye Vakiflar Bankasi T.A.O. "D"(a)                               2,438
                                                                             ----------
                                                                                196,913
                                                                             ----------
             LIFE & HEALTH INSURANCE (1.6%)
 1,089,130   Hanwha Life Insurance Co. Ltd.(a)                                    6,361
 1,518,000   Ping An Insurance (Group) Co. of China Ltd. "H"(a)                  10,633
                                                                             ----------
                                                                                 16,994
                                                                             ----------
             MULTI-SECTOR HOLDINGS (0.3%)
 3,546,000   First Pacific Co. Ltd.(a)                                            3,683
                                                                             ----------
             REITs - DIVERSIFIED (0.3%)
   592,100   Fibra Uno Administracion S.A.                                        1,707
   769,280   Macquarie Mexico Real Estate Management S.A de C.V.                  1,368
                                                                             ----------
                                                                                  3,075
                                                                             ----------
             REITs - RESIDENTIAL (0.5%)
 4,852,780   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.(a)                    5,643
                                                                             ----------
             SPECIALIZED FINANCE (0.2%)
   903,100   Chailease Holding Co. Ltd.(a)                                        1,809
                                                                             ----------
             Total Financials                                                   228,117
                                                                             ----------
             HEALTH CARE (2.2%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.1%)
 1,283,700   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.(a)                         1,090
                                                                             ----------
             HEALTH CARE FACILITIES (0.5%)
 6,298,300   Chularat Hospital PCL NVDR(a)                                        1,816
   879,800   KPJ Healthcare Berhad(a)                                             1,722
   357,717   NMC Health plc(a)                                                    1,802
                                                                             ----------
                                                                                  5,340
                                                                             ----------
             HEALTH CARE SUPPLIES (0.5%)
   156,000   Ginko International Co. Ltd.(a)                                      2,671
    81,670   Suheung Capsule Co. Ltd.(a)                                          2,648
                                                                             ----------
                                                                                  5,319
                                                                             ----------
             PHARMACEUTICALS (1.1%)
 4,873,900   Genomma Lab Internacional S.A. "B"*                                 10,561

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   149,600   Haw Par Corp. Ltd.(a)                                           $      851
                                                                             ----------
                                                                                 11,412
                                                                             ----------
             Total Health Care                                                   23,161
                                                                             ----------
             INDUSTRIALS (8.6%)
             ------------------
             AEROSPACE & DEFENSE (0.8%)
 1,355,416   Aselsan Elektronik Sanayi Ve Ticaret A.S.(a)                         4,818
   106,000   Embraer S.A. ADR                                                     3,493
                                                                             ----------
                                                                                  8,311
                                                                             ----------
             AIR FREIGHT & LOGISTICS (0.1%)
 5,214,000   Sinotrans Ltd. "H", acquired 8/18/2008 - 4/23/2012;
               cost $965(a),(b)                                                   1,288
                                                                             ----------
             BUILDING PRODUCTS (0.1%)
18,083,000   PT Arwana Citramulia Tbk(a)                                          1,340
                                                                             ----------
             COMMERCIAL PRINTING (0.1%)
    93,100   Valid Solucoes e Servicos de Seguranca em Meios de
               Pagamento e Identificacao S.A.                                     1,145
                                                                             ----------
             CONSTRUCTION & ENGINEERING (2.8%)
 8,141,000   China State Construction International Holdings Ltd.(a)             13,104
 2,137,900   Dialog Group Berhad(a)                                               1,676
 5,732,000   EEI Corp.(a)                                                         1,304
 1,486,800   Gamuda Berhad(a)                                                     2,021
   118,212   OCI N.V.(a)                                                          5,618
    24,277   Samsung Engineering Co. Ltd.(a)                                      1,829
   130,446   Wilson Bayly Holmes-Ovcon Ltd.(a)                                    1,794
 3,047,000   Yoma Strategic Holdings Ltd.(a)                                      1,648
                                                                             ----------
                                                                                 28,994
                                                                             ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    64,700   China Yuchai International Ltd.                                      1,270
 3,392,500   PT United Tractors Tbk(a)                                            4,885
 8,477,600   Zoomlion Heavy Industry Science and Technology Co. Ltd. "H"(a)       6,575
                                                                             ----------
                                                                                 12,730
                                                                             ----------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
    41,256   Kepco Plant Service & Engineering Co. Ltd.(a)                        1,959
                                                                             ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
 2,684,000   Teco Electric & Machinery Co. Ltd.(a)                                2,792
 1,440,000   Zhuzhou CSR Times Electric Co. Ltd. "H"(a)                           4,514
                                                                             ----------
                                                                                  7,306
                                                                             ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
   657,729   Alarko Holding A.S.(a)                                               1,535
   457,800   Koc Holding A.S. ADR                                                 9,197
 1,268,351   Turk Sise ve Cam Fabrikalari A.S.(a)                                 1,631
                                                                             ----------
                                                                                 12,363
                                                                             ----------
             RAILROADS (1.1%)
   837,157   Globaltrans Investment plc GDR(a)                                   11,144
                                                                             ----------
             SECURITY & ALARM SERVICES (0.2%)
    37,743   S-1 Corp.(a)                                                         2,155
                                                                             ----------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
 4,097,000   PT AKR Corporindo Tbk(a)                                             1,486
                                                                             ----------
             Total Industrials                                                   90,221
                                                                             ----------
             INFORMATION TECHNOLOGY (14.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
   219,700   AsiaInfo-Linkage, Inc.*                                              2,494
                                                                             ----------

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (0.5%)
 1,122,500   AAC Technologies Holdings, Inc.(a)                              $    5,075
                                                                             ----------
             COMPUTER HARDWARE (0.3%)
 3,914,000   Compal Electronics, Inc.(a)                                          2,624
                                                                             ----------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
 1,482,000   Catcher Technology Co. Ltd.(a)                                       7,004
                                                                             ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   548,780   Cielo S.A. ADR                                                      13,451
   129,304   Kginicis Co. Ltd.(a)                                                 2,496
 3,495,200   My E.G. Services Berhad(a)                                           1,940
                                                                             ----------
                                                                                 17,887
                                                                             ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   943,000   Chroma Ate, Inc.(a)                                                  2,172
   457,000   TPK Holding Co. Ltd.(a)                                              4,814
                                                                             ----------
                                                                                  6,986
                                                                             ----------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
   393,900   Flextronics International Ltd.*                                      3,537
 1,185,811   Hon Hai Precision Industry Co. Ltd. GDR "S"(a)                       6,291
                                                                             ----------
                                                                                  9,828
                                                                             ----------
             INTERNET SOFTWARE & SERVICES (4.0%)
   148,559   Baidu, Inc. ADR*                                                    20,134
    23,678   Naver Corp.(a)                                                       9,469
   363,720   Yandex N.V. "A"*                                                    11,639
                                                                             ----------
                                                                                 41,242
                                                                             ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
   559,482   Sonda S.A.                                                           1,425
                                                                             ----------
             SEMICONDUCTORS (5.2%)
   740,000   Media Tek, Inc.(a)                                                   9,012
    26,029   Samsung Electronics Co. Ltd.(a)                                     31,948
   808,600   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                     13,390
                                                                             ----------
                                                                                 54,350
                                                                             ----------
             Total Information Technology                                       148,915
                                                                             ----------
             MATERIALS (5.5%)
             ----------------
             COMMODITY CHEMICALS (0.6%)
    99,600   Saudi Basic Ind HSBC(a),(c)                                          2,530
 1,132,200   Scientex Berhad(a)                                                   1,679
 1,246,286   Synthos S.A.(a)                                                      1,707
                                                                             ----------
                                                                                  5,916
                                                                             ----------
             CONSTRUCTION MATERIALS (0.7%)
   341,878   Akcansa Cimento A.S.(a)                                              1,650
   277,825   Cemex S.A. de C.V. ADR*                                              3,123
 7,318,500   PT Holcim Indonesia Tbk(a)                                           1,406
    91,550   Titan Cement Co. S.A.*(a)                                            1,775
                                                                             ----------
                                                                                  7,954
                                                                             ----------
             DIVERSIFIED METALS & MINING (2.1%)
   558,452   Exxaro Resources Ltd.(a)                                             8,821
   299,400   Freeport-McMoRan Copper & Gold, Inc.                                 9,048
 1,312,700   Grupo Mexico S.A.B. de C.V. "B"                                      3,753
                                                                             ----------
                                                                                 21,622
                                                                             ----------
             FOREST PRODUCTS (0.1%)
   276,280   Duratex S.A.                                                         1,399
                                                                             ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INDUSTRIAL GASES (0.4%)
 4,635,800   Yingde Gases Group Co.(a)                                       $    4,164
                                                                             ----------
             METAL & GLASS CONTAINERS (0.6%)
 2,735,000   CPMC Holdings Ltd.(a)                                                2,049
   534,740   Nampak Ltd.(a)                                                       1,557
 1,061,000   Taiwan Hon Chuan Enterprise Co. Ltd.(a)                              2,325
                                                                             ----------
                                                                                  5,931
                                                                             ----------
             PAPER PACKAGING (0.1%)
 2,897,000   Greatview Aseptic Packaging Co. Ltd.(a)                              1,546
                                                                             ----------
             STEEL (0.9%)
    15,014   POSCO(a)                                                             4,344
 3,154,000   STP & I PCL(a)                                                       1,776
   121,430   Ternium S.A. ADR                                                     3,007
                                                                             ----------
                                                                                  9,127
                                                                             ----------
             Total Materials                                                     57,659
                                                                             ----------
             TELECOMMUNICATION SERVICES (6.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
 1,143,800   Magyar Telekom Telecommunications plc(a)                             1,580
   156,900   PT Telekomunikasi Indonesia (Persero) Tbk ADR                        5,815
 4,334,270   PT XL Axiata Tbk(a)                                                  1,776
   235,530   Telefonica Czech Republic A.S.(a)                                    3,523
                                                                             ----------
                                                                                 12,694
                                                                             ----------
             WIRELESS TELECOMMUNICATION SERVICES (5.7%)
   128,120   America Movil S.A.B. de C.V. ADR "L"                                 2,473
   400,600   China Mobile Ltd.(a)                                                 4,317
   178,070   China Mobile Ltd. ADR                                                9,610
   168,663   MegaFon OAO GDR(a),(d)                                               5,701
    63,619   MegaFon OAO GDR(a),(d)                                               2,150
   625,800   Mobile TeleSystems ADR                                              13,242
   138,670   MTN Group Ltd.(a)                                                    2,534
    96,380   Philippine Long Distance Telephone Co. ADR                           6,106
   305,100   TIM Participacoes S.A. ADR                                           6,016
   507,500   Turkcell Iletisim Hizmetleri A.S. ADR*                               6,679
                                                                             ----------
                                                                                 58,828
                                                                             ----------
             Total Telecommunication Services                                    71,522
                                                                             ----------
             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
   604,160   Centrais Eletricas Brasileiras S.A. Eletrobras ADR                   1,281
   184,400   Companhia Paranaense de Energia ADR                                  2,183
   217,960   Reliance Infrastructure Ltd. GDR(a)                                  3,427
 1,055,420   RusHydro Management Co. ADR                                          1,667
                                                                             ----------
                                                                                  8,558
                                                                             ----------
             GAS UTILITIES (0.2%)
   406,025   Aygaz A.S.(a)                                                        1,564
                                                                             ----------
             Total Utilities                                                     10,122
                                                                             ----------
             Total Common Stocks (cost: $966,628)                               938,136
                                                                             ----------
             PREFERRED STOCKS (3.4%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
    49,030   Hyundai Motor Co. Ltd.(a)                                            4,579
                                                                             ----------
             Total Consumer Discretionary                                         4,579
                                                                             ----------

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             ENERGY (1.2%)
             -------------
             INTEGRATED OIL & GAS (1.2%)
   878,720   Petroleo Brasileiro S.A. ADR                                    $   12,531
                                                                             ----------
             Total Energy                                                        12,531
                                                                             ----------
             INDUSTRIALS (0.9%)
             ------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
 3,175,900   Marcopolo S.A.                                                       8,838
                                                                             ----------
             Total Industrials                                                    8,838
                                                                             ----------
             MATERIALS (0.6%)
             ----------------
             STEEL (0.6%)
   499,015   Vale S.A. ADR                                                        6,477
                                                                             ----------
             Total Materials                                                      6,477
                                                                             ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   167,580   Telefonica Brasil S.A. ADR                                           3,306
                                                                             ----------
             Total Telecommunication Services                                     3,306
                                                                             ----------
             Total Preferred Stocks (cost: $43,476)                              35,731
                                                                             ----------
             EXCHANGE-TRADED FUNDS (1.3%)
   981,937   WisdomTree India Earnings Fund                                      13,629
                                                                             ----------
             Total Exchange-Traded Funds (cost: $17,089)                         13,629
                                                                             ----------
             RIGHTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             HOMEBUILDING (0.0%)
   138,416   Viver Incorporadora e Construtora S.A.                                   1
                                                                             ----------
             Total Consumer Discretionary                                             1
                                                                             ----------
             Total Rights (cost: $--)                                                 1
                                                                             ----------

             WARRANTS (0.3%)

             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   149,230   Etihad Etisalat HSBC(a),(c)                                          3,323
                                                                             ----------
             Total Telecommunication Services                                     3,323
                                                                             ----------
             Total Warrants (cost: $2,725)                                        3,323
                                                                             ----------
             Total Equity Securities (cost: $1,029,918)                         990,820
                                                                             ----------

             MONEY MARKET INSTRUMENTS (5.0%)

             MONEY MARKET FUNDS (5.0%)
51,932,540   State Street Institutional Liquid Reserve Fund, 0.07%(e)            51,932
                                                                             ----------
             Total Money Market Instruments (cost: $51,932)                      51,932
                                                                             ----------

             TOTAL INVESTMENTS (COST: $1,081,850)                            $1,042,752
                                                                             ==========

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     338,962     $   599,174     $         --     $   938,136
  Preferred Stocks                                   31,152           4,579               --          35,731
  Exchange-Traded Funds                              13,629              --               --          13,629
  Rights                                                  1              --               --               1
  Warrants                                               --           3,323               --           3,323
Money Market Instruments:
  Money Market Funds                                 51,932              --               --          51,932
------------------------------------------------------------------------------------------------------------
Total                                         $     435,676     $   607,076     $         --     $ 1,042,752
------------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, common stocks with a fair value of $1,196,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, the securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

10  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, certain preferred stocks which are valued based on methods discussed in note A1, and warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $79,032,000 and $118,130,000, respectively, resulting in net unrealized depreciation of $39,098,000.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,044,447,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a) Security was fair valued at August 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $607,076,000 which represented 58.1% of net assets of the Fund.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2013, was $1,288,000, which represented 0.1% of the Fund's net assets.
(c) Represents the underlying security of a participatory note with HSBC Bank plc.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at August 31, 2013.
*   Non-income-producing security.

================================================================================

13  | USAA Emerging Markets Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:      10/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/28/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.